Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 114,415	$ 62,434
Restricted cash (note 4)	1,549	3,007
Accounts receivable - net (notes 5)	66,205	49,832
Inventories (note 6)	19,618	14,102
Prepaid expenses and deposits (including prepaid expenses to related party of 2017 - $366, 2016 - $343) (note 11 (b))	2,101	1,372
Total current assets	203,888	130,747
Property, plant and equipment (notes 8)	76,430	66,882
Prepaid land lease payments (notes 9)	9,028	8,697
Long-term inventories (note 7)	0	98
Long-term prepaid expenses (including prepaid expenses to related party of 2017 - $25, 2016 - $23) (note 11(b))	25	23
Prepayments for acquisition of equipment	528	964
Deferred tax assets (note 13)	9,320	3,944
Total assets	299,219	211,355
Current liabilities
Short-term bank loans (note 10)	18,152	31,279
Loan from a non-controlling shareholder (note 11 (a))	0	2,304
Accounts payable and accrued liabilities (note 12)	59,418	24,960
Income tax payable	8,862	3,178
Deferred revenue (note 14)	4,073	2,766
Deferred government grants (note 15)	2,038	1,777
Total current liabilities	92,543	66,264
Deferred government grants (note 15)	4,474	2,953
Long-term bank loans (note 10)	14,849	9,448
Deferred revenue (note 14)	0	89
Loan from a non-controlling shareholder (note 11 (a))	7,070	0
Other non-current liabilities (note 13)	3,143	2,935
Total long-term liabilities	29,536	15,425
Total liabilities	122,079	81,689
Commitments and contingencies (notes 16 and 23)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil	0	0
Common stock (note 17) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 57,281,861 (2016 -57,011,761)	57	57
Additional paid-in capital	115,339	112,668
Accumulated other comprehensive income	7,075	168
Statutory surplus reserves (note 19)	19,549	14,788
Accumulated earnings (deficit)	9,132	(11,914)
Total shareholders' equity	151,152	115,767
Non-controlling interests (note 20)	25,988	13,899
Total equity	177,140	129,666
Total liabilities and equity	$ 299,219	$ 211,355